Acquisitions and Dispositions (Details 4) (New Orleans, Louisiana Acquisition, USD $)	0 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 In-place leases	Sep. 30, 2013 Hospital	Sep. 30, 2013 Units
Acquisitions
Acquisition price	$ 37,500,000
Number of partnership units issued				954,877
Value of units issued for funding purchase price				11,500,000
Number of trading days used to determine average closing price				3 days
Initial lease rent per year			3,000,000
Leased facility, annual rent escalations (as a percent)			3.00%
Average remaining lease term		15 years
Initial acquisition accounting
Building and improvements	34,200,000
Intangible assets		3,300,000
Total	$ 37,500,000